AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON June 20, 2000

                                                            FILE NO. 333-57017
                                                            FILE NO. 811-08821

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               (X)

      POST-EFFECTIVE AMENDMENT NO. 5

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940               (X)

      AMENDMENT NO. 6                                                       (X)

                              RYDEX VARIABLE TRUST
               (Exact Name of Registrant as Specified in Charter)

                     c/o 6116 Executive Boulevard, Suite 400
                            Rockville, Maryland 20852
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (301) 468-8520

                              Albert P. Viragh, Jr.
                                      Rydex
                       6116 Executive Boulevard, Suite 400
                            Rockville, Maryland 20852
                     (Name and Address of Agent for Service)

                                   Copies to:

           W. John McGuire                    John H. Grady, Jr., Esq.
           Morgan, Lewis & Bockius LLP        Morgan, Lewis & Bockius LLP
           1800 M Street, N.W.                1701 Market Street
           Washington, D.C. 20036             Philadelphia, PA 19103

         It is proposed that this filing will become effective (check appropriate box):
                 Immediately upon filing pursuant to paragraph (b)
         -----
                 On April 30, 2000 pursuant to paragraph (b)
         -----
                 60 days after filing pursuant to paragraph (a)(1)
         -----
                 On (date) pursuant to paragraph (a)(1)
         -----
           X     75 days after filing pursuant to paragraph (a)(2)
         -----
                 On (date) pursuant to paragraph (a)(2) of Rule 485.
         -----
                 If appropriate, check the following box:

                 This post-effective amendment designates a new effective date
         -----   for a previously filed post-effective amendment.

                                     PROSPECTUS

                                 RYDEX VARIABLE TRUST



                                    SMALL-CAP FUND



              6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
                             1-800-820-0888    301-468-8520



Rydex Variable Trust (the "Trust") is a no-load mutual fund complex with thirty-one separate investment portfolios (the "Rydex Funds"), one of which is described in this Prospectus (the "Fund"). Shares of the Fund are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity account investors should also review the separate account prospectus prepared by their insurance company.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


          , 2000


THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

      -  MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY
      -  ARE NOT FEDERALLY INSURED
      -  ARE NOT BANK DEPOSITS
      -  ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY
      -  ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                        RISK/RETURN INFORMATION -- SMALL-CAP FUND


FUND OBJECTIVE
      The Small-Cap Fund seeks to provide investment returns that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Russell 2000-Registered Trademark- Index (the "Russell 2000 Index"). The INVESTMENT OBJECTIVE OF THE FUND IS NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.


PORTFOLIO INVESTMENT STRATEGY
      The Fund invests principally in securities of companies included on the Russell 2000 Index and in leveraged instruments, such as swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap Agreements and Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to ___% of the Russell 2000 Index. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS
      The Small-Cap Fund is subject to a number of risks that will affect the value of its shares, including:

      - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or an aggregate basis. The combined effects of leverage and high portfolio turnover may prevent the Fund from achieving close correlation to the Russell 2000 Index.

      - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to decrease by ___% of the value of any decrease in the Russell 2000 Index. For example, if the Russell 2000 Index goes down by ___%, the value of the Fund's shares would be expected to go down by ___%.

      - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's equity securities and any futures and options contracts may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

      - SMALL-CAP RISK -- In comparison to securities of companies with large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies.

      - SWAPS COUNTERPARTY RISK -- A Swap Agreement's value is based on the amount of money that the swap counterparty is expected to pay to the Fund. The Fund bears the risk of loss of the amount expected to be received if a swap agreement counterparty defaults.


FUND PERFORMANCE INFORMATION

SMALL-CAP FUND PERFORMANCE
The Small-Cap Fund is new and therefore does not have a performance history for a full calendar year.

MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

THE FUND'S INVESTMENT OBJECTIVE
The Fund's objective is to provide investment results that correlate to the performance of a specific benchmark. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval. The current benchmark used by the Fund is the Russell 2000 Index.

A BRIEF GUIDE TO THE BENCHMARK

RUSSELL 2000 INDEX. The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000-Registered Trademark- Index, representing approximately 11% of the Russell 3000 total market capitalization. The Russell 3000-Registered Trademark- Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market.

ADVISOR'S INVESTMENT METHODOLOGY
In managing the Fund, the Advisor uses a "quantitative" investment strategy to manage the Fund's portfolio. The Advisor uses quantitative analysis techniques to structure the Fund to obtain a high correlation to the Fund's particular benchmark, but does not attempt to select securities based on their individual potential to perform better than the market. The Advisor does not engage in temporary defensive investing, keeping the Fund's assets fully invested in all market environments. The Advisor monitors the Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity. The Advisor will regularly utilize futures and options contracts to leverage the Fund's investment exposure.

RISKS OF INVESTING IN THE FUND
As indicated below, the Fund is subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK -- The Fund invests primarily in equity securities as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives are subject to market risks that cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate considerably from day to day. This price volatility is the principal risk of investing in equity securities. Because of its link to the equity markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

FUTURES AND OPTIONS RISK -- The Fund will invest a percentage of their assets in futures and options contracts. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position or for certain other tax-related purposes. The Fund may enter into futures contracts traded on a national futures exchange or board of trade or in the over-the-counter market. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS -- Futures contracts and options on futures contracts provide for the sale by one party and purchase by another party of a specified amount of a security at a specified future time and price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts whose value is determined, in part, by the value of the securities in the designated index. Index futures for various indices are traded on registered securities exchanges.

      OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When selling call options on securities, a Fund may cover its position by owning the underlying security or by owning a call option on the underlying security. Alternatively, a Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option sold.

The risks associated with the Fund's use of futures and options contracts include:

     - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

     - The Fund may experience losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

     - There may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at an advantageous time.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

SWAPS -- The Fund may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

PORTFOLIO TURNOVER RATE RISK -- The Trust anticipates that investors who are part of a tactical or asset-allocation strategy will frequently redeem or exchange shares, which will cause the Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

NON-DIVERSIFICATION RISK -- Since the Fund is non-diversified, the Fund may invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRACKING ERROR RISK -- While the Fund does not expect returns to deviate significantly from its benchmark, factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, and leverage may affect the ability to achieve close correlation on a daily basis. The cumulative effect of these factors may over time cause the Fund's returns to deviate from its respective benchmark on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT AND EARLY CLOSING RISK -- The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts. In addition, unanticipated early closings of the equity markets may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

SMALL ISSUER RISK -- Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or be listed on an exchange and may or may not pay dividends.

                       PURCHASING AND REDEEMING SHARES

Shares are offered continuously, and may be purchased on any day that both the NYSE is open for business and the index underlying the Fund's benchmark is published (a "Business Day"). The price per share (the offering price) will be the net asset value ("NAV") next determined after your purchase order is received by the Trust.

Shares of the Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net Contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's NAV calculated as of that same day.

You may redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request. All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to the Fund, and as permitted by the SEC, the right of redemption may be suspended, or the date of payment postponed: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists so that disposal of Fund investments or the determination of net asset value per share ("NAV") is not reasonably practicable; or (3) for such other periods as the Securities and Exchange Commission (the "SEC"), by order, may permit for protection of fund investors. In cases where NASDAQ, the CME, Chicago Board Options Exchange ("CBOE") or the CBOT, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right of redemption to be suspended.

NET ASSET VALUE
NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For the Fund, the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time).

         TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, THE TRUST MUST RECEIVE PURCHASE OR REDEMPTION ORDERS BEFORE 4:00 P.M., EASTERN TIME. HOWEVER, YOUR INSURANCE COMPANY OR RETIREMENT PLAN SPONSOR MAY HAVE EARLIER CUTOFF TIMES. VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

                             MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR
    Rydex Global Advisors (the "Advisor"), at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

   The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Fund pays the Advisor a fee at an annualized rate, based on the average daily net assets for the Fund, as set forth below:


----------------------------------------------------------- --------------------------------------------------------
                           FUND                                                  ADVISORY FEE
----------------------------------------------------------- --------------------------------------------------------
Small-Cap                                                                            .90%
----------------------------------------------------------- --------------------------------------------------------

   The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

   Income dividends and capital gain distributions are paid at least annually to the insurance company by the Fund. The Trust may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of the Fund.

   The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders. The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes.

BENCHMARK INFORMATION

THE SMALL-CAP FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY THE FRANK RUSSELL COMPANY ("RUSSELL").

RUSSELL DOES NOT MAKE ANY REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUND, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE RUSELL 2000-REGISTERED TRADEMARK- INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000-REGISTERED TRADEMARK- INDEX OR ANY DATA INCLUDED THEREIN.

RUSSELL DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, THE INVESTORS IN THE FUND, OR ANY PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000-REGISTERED TRADEMARK- INDEX, OR ANY DATA INCLUDED THEREIN.

RUSSELL DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE RUSSELL 2000-REGISTERED TRADEMARK- INDEX, OR ANY DATA INCLUDED THEREIN.

     Additional information about the Fund is included in a Statement of
      Additional Information dated , 2000 (the "SAI"), which contains more detailed information about the Fund. The SAI has been filed with the
    Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site
     ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the
     SEC Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon  payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

  You may obtain a copy of the SAI or the annual or semi-annual reports, without charge, by calling 800-820-0888 or by writing to Rydex Variable Trust at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. Additional information about the Fund's investments and those of the
   Trust's predecessor is available in the annual and semi-annual reports. Also, in the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


 NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR  TO MAKE ANY
  REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH
  INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY
  THE TRUST IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.





                              The Fund's SEC registration number is 811-08821.

                     STATEMENT OF ADDITIONAL INFORMATION

                            RYDEX VARIABLE TRUST

                     6116 EXECUTIVE BOULEVARD, SUITE 400
                          ROCKVILLE, MARYLAND 20852

                              1-800-820-0888
                               301-468-8520

                             www.rydexfunds.com

Rydex Variable Trust (the "Trust") is a no-load mutual fund complex with thirty-one separate investment portfolios (the "Funds"). This Statement of Additional Information ("SAI") relates to shares of the Small-Cap Fund (the "Fund"):


                               SMALL-CAP FUND


This SAI is not a prospectus. It should be read in conjunction with the
Fund's Prospectus, dated          , 2000. A copy of the Fund's Prospectus is
available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone number above.


                  The date of this SAI is           , 2000.

                     STATEMENT OF ADDITIONAL INFORMATION

                              TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
GENERAL INFORMATION ABOUT THE TRUST...........................................3

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS..............................3

INVESTMENT RESTRICTIONS......................................................11

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................12

MANAGEMENT OF THE TRUST......................................................14

DETERMINATION OF NET ASSET VALUE.............................................19

PERFORMANCE INFORMATION......................................................19

CALCULATION OF RETURN QUOTATIONS.............................................20

PURCHASE AND REDEMPTION OF SHARES............................................21

DIVIDENDS, DISTRIBUTIONS, AND TAXES..........................................21

OTHER INFORMATION............................................................24

COUNSEL......................................................................24

AUDITORS.....................................................................24

CUSTODIAN ...................................................................25

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware business trust on June 11, 1998. The Trust is permitted to offer separate portfolios of shares. Shares of the Funds are available through certain deferred variable annuity and variable insurance contracts ("Contracts") offered through insurance companies, as well as to certain retirement plan investors. Additional Funds and/or classes may be created from time to time.

Currently, the Trust has thirty-one separate series. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities. This SAI relates only to shares of the Small-Cap Fund, which are offered without class designation.

The Trust is a successor to The Rydex Advisor Variable Annuity Account (the "Separate Account"), and the subaccounts of the Separate Account (the "Rydex Subaccounts"). The Rydex Subaccounts were divided into the Nova Subaccount, the Ursa Subaccount, the Juno Subaccount, the OTC Subaccount, the Precious Metals Subaccount, the U.S. Government Bond Subaccount and the Money Market Subaccount. A substantial portion of the assets of each of the Rydex Subaccounts was transferred to the respective Funds of the Trust in connection with the commencement of operations of the Trust. To obtain historical financial information about the Rydex Subaccounts, please call, collect, 1-301-468-8520.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL
-------
The Fund's investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, those sections of the Prospectus.

Portfolio management is provided to the Fund by the Trust's investment adviser, PADCO Advisors II, Inc., a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. PADCO Advisors II, Inc. operates under the name Rydex Global Advisors (the "Advisor"). The investment strategy of the Fund discussed below and in the Prospectus may be used by the Fund if, in the opinion of the Advisor, the strategy will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that this strategy or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's objective.

BORROWING
---------
The Fund may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of the Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Fund intends to use leverage during periods when the Advisor believes that the Fund's investment objective would be furthered.

The Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Fund promptly.

As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund is authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

ILLIQUID SECURITIES
-------------------
The Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of the Fund's net assets in illiquid securities. The Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The trustees of the

Trust (the "Trustees") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by the Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES
-----------------------------------------
The Fund presently may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act. The Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund.

If the Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Advisor and the other expenses that the Fund bears directly in connection with the Fund's own operations.

LENDING OF PORTFOLIO SECURITIES
-------------------------------
Subject to the investment restrictions set forth below, the Fund may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which the Fund's shares are qualified for sale, and the Fund will not lend more than 33 1/3% of the value of the Fund's total assets. Loans would be subject to termination by the lending Fund on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

OPTIONS TRANSACTIONS
--------------------

OPTIONS ON SECURITIES. The Fund may buy call options and write (sell) put options on securities for the purpose of realizing the Fund's investment objective. By writing a call option on securities, the Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

OPTIONS ON SECURITY INDICES. The Fund may purchase call options and write put options on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When the Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

OPTIONS ON FUTURES CONTRACTS. Under Commodities Futures Trading Commission ("CFTC") Regulations, the Fund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (I.E., the amount by which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When the Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contracts is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

SWAPS
-----
The Fund may enter into equity index or interest rate swap agreements for purpose of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued by unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. The

Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amounts of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, as permitted by applicable law, the Fund and the Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

PORTFOLIO TURNOVER
------------------
As discussed in the prospectus, the Trust anticipates that investors in the Fund, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Fund. The nature of the Fund as asset allocation tools will cause the Fund to experience substantial portfolio turnover. (See "More Information About Fund Investments and Risk" in the Prospectus). Because the Fund's portfolio turnover rate, to a great extent, will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Fund will be substantial.

REPURCHASE AGREEMENTS
---------------------
As discussed in the Prospectus, the Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

STOCK INDEX FUTURES CONTRACTS
-----------------------------
The Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange, board of trade, or in the over-the-counter market. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time the Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

TRACKING ERROR
--------------
While the Fund, which seeks to closely correlate its performance to that of its benchmark, does not expect that the aggregate returns over a year will deviate significantly, several factors may affect its ability to achieve this correlation. Among these are: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) less than all of the securities in the benchmark being held by the Fund and securities not included in the benchmark being held by the Fund;

(3) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) Fund share prices being rounded to the nearest cent; (6) changes to the benchmark index that are not disseminated in advance; (7) the need to conform the Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (8) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined uptrend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant. The Fund's performance attempts to correlate highly with the movement in its respective benchmark over time.

U.S. GOVERNMENT SECURITIES
--------------------------
The Fund may invest in U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Fund will invest in such U.S. Government Securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES
-------------------------------------------
The Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, of such security in determining the Fund's net asset value. The Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that the Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES
--------------------
The following investment limitations (and those set forth in the Prospectus) are fundamental policies of the Fund, which cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means a vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

The Small-Cap Fund shall not:

     1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require that Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

     2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and
          (iii) lend its securities.

     3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

     4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

     5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

     6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

     7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

NON-FUNDAMENTAL POLICIES
------------------------
The following investment limitations are non-fundamental policies of the Fund and may be changed by the Board of Trustees.

The Small-Cap Fund may not:

     1. Pledge, mortgage or hypothecate assets except to secure borrowing permitted by the Fund's fundamental limitation on borrowing.

     2.   Invest in companies for the purpose of exercising control.

     3. Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by
          Section 18 of the 1940 Act.

     4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

     5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The foregoing percentages are: (i) based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Fund and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the Fund and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolio of the Fund and the other client accounts.

The policy of the Fund regarding purchases and sales of securities for the Fund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. Government securities are normally transacted through issuers, underwriters or major dealers in U.S. Government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In managing the investment portfolio of the Fund, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Advisor. In addition, Section 28(e) of the Securities Exchange Act of 1934 permits the Advisor to cause the Fund to pay commission rates in excess of those another dealer or broker would have charged for effecting the same transaction, if the Advisor determines, in good faith, that the commission paid is reasonable in relation to the value of brokerage and research services provided. While the Advisor currently does not intend to pay higher commissions to dealers and brokers who supply it with brokerage and research services, in the event such higher payments would be made or are deemed to have been made, such higher payments would be in accordance with Section 28(e).

Such research services may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, analysis of corporate responsibility issues or in the form of access to various computer-generated data, computer hardware and software. Such research may be provided by brokers and dealers in the form of written reports, telephone contacts and personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives. Brokerage services and equipment may facilitate the execution and monitoring of securities transactions, for example, by providing rapid communications with financial markets and brokers or dealers, or by providing real-time tracking of orders, settlements, investment positions and relevant investment criteria and restrictions applicable to the execution of securities transactions. In some cases, brokerage and research services are generated by third parties but are provided to the Advisor by or through brokers and dealers. The Advisor may allocate brokerage for research services that are also available for cash, where appropriate and permitted by law. The Advisor may also pay cash for certain research services received from external sources.

In addition, the information and services received by the Advisor from brokers and dealers may not in all cases benefit the Fund directly. For example, such information and services received by the Advisor as a result of the brokerage allocation of the Fund may be of benefit to the Advisor in the management of other accounts of the Advisor, including other Funds of the Trust and other investment companies advised by the Advisor. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

MANAGEMENT OF THE TRUST

The Trustees are responsible for the general supervision of the Trust's business. The day-to-day operations of the Trust are the responsibilities of the Trust's officers. The names and addresses (and ages) of the Trustees and the officers of the Trust and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested Trustees will be paid by the Trust.

TRUSTEES
--------

*ALBERT P. VIRAGH, JR. (59)

     Chairman of the Board of Trustees and President of Rydex Series Funds, a registered mutual fund, 1993 to present; Chairman of the Board of Trustees and President of Rydex Variable Trust, a registered mutual fund, 1998 to present; Chairman of the Board of Trustees and President of Rydex Dynamic Funds, a registered mutual fund, 1999 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors, Inc., investment adviser, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Service

-----------------
     *This trustee is deemed to be an "interested person" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

     Company, Inc., shareholder and transfer agent servicer, 1993 to present; Chairman of the Board of Directors, President, and Treasurer of PADCO Advisors II, Inc., investment adviser, 1998 to present; Chairman of the Board of Directors, President, and Treasurer of Rydex Distributors, Inc., a registered broker-dealer firm, 1996 to present; Vice President of Rushmore Investment Advisors Ltd., a registered investment adviser, 1985 to 1993. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

COREY A. COLEHOUR (54)

     Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment adviser, 1985 to present. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

J. KENNETH DALTON (58)

     Trustee of Rydex Series Funds, 1995 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Mortgage Banking Consultant and Investor, The Dalton Group, a real estate company, 1995 to present; President, CRAM Mortgage Group, Inc., 1966 to 1995. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

JOHN O.  DEMARET (60)

     Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

PATRICK T.  MCCARVILLE (57)

     Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986.
     Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

ROGER SOMERS (55)

     Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; President, Arrow Limousine, 1963 to present. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

OFFICERS

ROBERT M. STEELE (41)

     Secretary and Vice President of Rydex Series Funds, 1994 to present; Secretary and Vice President of Rydex Variable Trust, 1998 to present; Secretary and Vice President of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex Distributors, Inc., 1996 to present; Vice President of The Boston Company, Inc., an institutional money management firm, 1987 to 1994. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

CARL G. VERBONCOEUR (47)

     Vice President and Treasurer of Rydex Series Funds, 1997 to present; Vice President and Treasurer of the Rydex Variable Trust, 1998 to present; Vice President and Treasurer of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex Distributors, Inc., 1997 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment adviser, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

MICHAEL P. BYRUM (30)

     Vice President and Assistant Secretary of Rydex Series Funds, 1997 to present; Vice President and Assistant Secretary of the Rydex Variable Trust, 1998 to present; Vice President and Assistant Secretary of the Rydex Dynamic Funds, 1999 to present; Vice President and Senior Portfolio Manager of PADCO Advisors, Inc., investment adviser, 1993 to present; Vice President and Senior Portfolio Manager of PADCO Advisors II Inc., investment adviser, 1996 to present; Secretary of Rydex Distributors, Inc., 1996 to present; Investment Representative, Money Management Associates, a registered investment adviser, 1992 to 1993.
     Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

The aggregate compensation paid by the Trust to each of its Trustees serving during the fiscal year ended March 31, 2000, is set forth in the table below:

------------------------------------------------------------------------------------
                                             Aggregate      Total Compensation from
    Name of Person, Position            Compensation From   Fund Complex For Service
                                               Trust            on Three Boards**
------------------------------------------------------------------------------------
Albert P. Viragh, Jr.*, CHAIRMAN AND             $0                     $0
PRESIDENT
------------------------------------------------------------------------------------
Corey A. Colehour, TRUSTEE                     $8,000                 $34,500
------------------------------------------------------------------------------------
J. Kenneth Dalton,                             $8,000                 $34,500
TRUSTEE
------------------------------------------------------------------------------------
Roger Somers,                                  $8,000                 $34,500
TRUSTEE
------------------------------------------------------------------------------------
John O. Demaret,                               $8,000                 $34,500
TRUSTEE
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                             Aggregate      Total Compensation from
    Name of Person, Position            Compensation From   Fund Complex For Service
                                               Trust            on Three Boards**
------------------------------------------------------------------------------------
Patrick T. McCarville,                         $6,500                 $34,500
TRUSTEE
------------------------------------------------------------------------------------

     *   Denotes an "interested person" of the Trust.
     ** Each member of the Board of Trustees also serves as a Trustee to Rydex Funds and to Rydex Dynamic Funds.

THE ADVISORY AGREEMENT
----------------------
Under an investment advisory agreement the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to direction and control by the Trustees and the officers of the Trust. As of March 31, 2000, total assets under management of the Advisor were approximately $ 8.6 billion. Pursuant to the advisory agreement with the Advisor, the Fund pays the Advisor the following fee at an annual rate based on the average daily net assets for the Fund, as set forth below:

          FUND                                          ADVISORY FEE
          ----                                          ------------
          Small-Cap Fund                                .90%

The Advisor manages the investment and the reinvestment of the assets of the Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

The Advisor's office is located at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. PADCO Advisors II, Inc. was incorporated in the State of Maryland on July 5, 1994. Albert P. Viragh, Jr., the Chairman of the Board of Trustees and the President of the Advisor, owns a controlling interest in the Advisor.

THE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT
------------------------------------------------------
General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust by PADCO Service Company, Inc., 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852 (the "Servicer"), subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by Albert P. Viragh, Jr., who is the Chairman of the Board and the President of the Trust and the sole controlling person and majority owner of the Advisor.

Under the service agreement, the Servicer provides the Trust with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust under federal and state securities laws. The Servicer also maintains the shareholder account records for the Fund, disburses dividends and distributions payable by the Fund, and produces statements with respect to account activity for the Fund and the Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to the Fund; the Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement. Pursuant to an Accounting Service Agreement the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions.

INVESTOR SERVICES PLAN
----------------------
Pursuant to an Investor Services Plan, Rydex Distributors, Inc. (the "Distributor") directly, or indirectly through other service providers determined by the Distributor ("Service Providers"), provides investor services to owners of Contacts who, indirectly through insurance company separate accounts, invest in shares of the Funds ("Investors"). Investor services include some or all of the following: printing Fund prospectuses and statements of additional information and mailing them to Investors or to financial advisors who allocate funds for investments in Shares of the Funds on behalf of Investors ("Financial Advisors"); forwarding communications from the Funds to Investors or Financial Advisors, including proxy solicitation material and annual and semiannual reports; assistance in facilitating and processing transactions in Shares of the Funds in connection with strategic or tactical asset allocation investing; assistance in providing the Fund with advance information on strategic and tactical asset allocation trends and anticipated investment activity in and among the Funds; assisting Investors who wish or need to change Financial Advisors; and providing support services to Financial Advisors, including, but not limited to: (a) providing Financial Advisors with updates on policies and procedures; (b) answering questions of Financial Advisors regarding the Funds' portfolio investments; (c) providing performance information to Financial Advisors regarding the Funds; (d) providing information to Financial Advisors regarding the Funds' investment objectives; (e) providing investor account information to Financial Advisors; and (f) redeeming Fund Shares, if necessary, for the payment of Financial Advisor fees.

For these services, the Trust compensates the Distributor at an annual rate not exceeding .25% of the Funds' average daily net assets. The Distributor is authorized to use its fee to compensate Services Providers for providing Investor services. The fee will be paid from the assets of the Fund and will be calculated and accrued daily and paid within fifteen (15) days of the end of each month.

COSTS AND EXPENSES
------------------
The Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any;
all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, the Fund pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

DETERMINATION OF NET ASSET VALUE

The net asset value of the Fund serves as the basis for the purchase and redemption price of the Fund's shares. The net asset value per share of the Fund is calculated by dividing the market value of the Fund's securities plus the values of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

Options on securities and indices purchased by the Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of the Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board of Trustees. OTC securities held by the Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of the Fund that are listed on national and international exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used.

For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer at the time NAV is determined. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

PERFORMANCE INFORMATION

From time to time, the Fund may include the Fund's total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by a Fund share and by the increase or decrease in value of a Fund's share price. See "Calculation of Return Quotations."

Performance information for the Fund contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Performance information for the Fund may be compared to various unmanaged indices.

Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, the Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies, Inc., among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Performance figures are based on historical results and are not intended to indicate future performance.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

CALCULATION OF RETURN QUOTATIONS

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Under the rules of the Securities and Exchange Commission ("SEC Rules"), a Fund advertising performance must include total return quotes calculated according to the following formula:

                                        n
                                  P(1+T) = ERV

     Where:      P =     a hypothetical initial payment of $1,000;

                 T =     average annual total return;

                 n =     number of years (1, 5, or 10); and

                 ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5, or 10 year periods, at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Trust. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Trust's Prospectus on the reinvestment dates during the period. Total return, or 'T' in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

PURCHASE AND REDEMPTION OF SHARES

SUSPENSION OF THE RIGHT OF REDEMPTION
-------------------------------------
With respect to the Fund, and as permitted by the Securities and Exchange Commission (the "Commission"), the right of redemption may be suspended, or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of a Fund's investments or the determination of NAV is not reasonably practicable; or (iii) for such other periods as the Commission, by order, may permit for protection of Fund investors. In cases where NASDAQ, the CME or Chicago Board Options Exchange, or any foreign market where the Fund's securities trade is closed or trading is restricted, the Fund may ask the Commission to permit the right of redemption to be suspended. On any day that any of the securities exchanges on which the Fund's securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Commission, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

HOLIDAYS
--------
The NYSE, the Federal Reserve Bank of New York, the NASDAQ, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays: (i) New Year's Day, Martin Luther King Jr.'s Birthday, President's Day, Good Friday, Memorial Day, July Fourth, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.

REDEMPTIONS IN-KIND
-------------------
The Trust intends to pay redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS
---------------------------
Dividends from net investment income and any distributions of net realized capital gains from the Fund will be distributed as described in the Trust's Prospectus under "Dividends and Distributions." All such distributions of the Fund normally will be reinvested without charge in additional shares of the same Fund automatically.

REGULATED INVESTMENT COMPANY ("RIC") STATUS
-------------------------------------------
As a RIC, the Fund would not be subject to federal income taxes on the net investment income and capital gains that the Fund distributes to the Fund's shareholders.

The Fund will seek to qualify for treatment as a RIC under the Code. Provided that a Fund (i) is a RIC and (ii) distributes at least 90% of the Fund's net investment income (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to Federal income taxes to the extent the Fund's net investment income and the Fund's net realized long- and short-term capital gains, if any, are distributed to the Fund's shareholders. To avoid an excise tax on its undistributed income, each Fund generally must distribute at least 98% of its income, including its net long-term capital gains. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test"). Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test.

If the Fund were to fail to qualify as a RIC for one or more taxable years, the Fund could then qualify (or requalify) as a RIC for a subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The Fund might also be required to pay to the U.S. Internal Revenue Service (the "IRS") interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to requalify as a RIC.

If the Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

SECTION 817(h) DIVERSIFICATION
------------------------------
Section 817(h) of the Code requires that the assets of the Fund be adequately diversified so that insurance companies that invest in their shares, and not variable annuity contract owners, are considered the owners of the shares for federal income tax purposes. The Fund ordinarily must satisfy the diversification requirements within one year after contract owner funds are first allocated to the Fund. In order to meet the diversification requirements of regulations issued under Section 817(h), the Fund will meet the following test: no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. The Fund must meet the above diversification requirements within 30 days of the end of each calendar quarter.

OPTIONS TRANSACTIONS BY THE FUND
--------------------------------
If a call option written by the Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by the Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by the Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

The Fund will utilize options on stock indices in its operations. Options on "broad based" stock indices are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by the Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of the Fund involving nonequity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. The Fund will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. The Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

The Fund's transactions in options, under some circumstances, could preclude the Fund's qualification for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code. However, it is the intention of the Fund's portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

OTHER ISSUES
------------
The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states, which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

VOTING RIGHTS
-------------
You receive one vote for every full Fund share owned. The Fund will vote separately on matters relating solely to the Fund. All shares of the Fund are freely transferable.

As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 1-800-820-0888 or 301-468-8520, or by writing to the Trust at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

CODE OF ETHICS
--------------
The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the Investment Company Act of 1940. The Advisor, Servicer and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code is designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. The Code is on file with the Securities and Exchange Commission, and is available to the public.

REPORTING
---------
You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES
---------------------
You may visit the Rydex Web site at www.rydexfunds.com or call 1-800-820-0888 or 301-468-8520 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

AUDITORS

Deloitte & Touche LLP, are the auditors and the independent certified public accountants of the Trust and each of the Funds.

CUSTODIAN

Firstar Bank, N.A. (the "Custodian"), Star Bank Center, 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and keeps all necessary related accounts and records.

                                     PART C

                                OTHER INFORMATION

ITEM 23.    EXHIBITS
-------     --------

(a)(1) Certificate of Trust of Rydex Variable Trust is incorporated by reference to Exhibit (a) of the Initial Registration Statement, filed on June 17, 1998.

(a)(2) Declaration of Trust of Rydex Variable Trust is incorporated by reference to Exhibit (a) of the Initial Registration Statement, filed on June 17, 1998.

(b) By-Laws are incorporated by reference to Exhibit (b) of the Initial Registration Statement, filed on June 17, 1998.

(c)         Not Applicable.

(d)(1) Investment Advisory Agreement between the Registrant and PADCO Advisors II, Inc. is incorporated herein by reference to Exhibit (d) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(d)(2) Amendment to Investment Advisory Agreement between the Registrant and PADCO Advisors II, Inc. dated February 25, 2000 is incorporated herein by reference to Exhibit (d)(2) of the Post-Effective Amendment No. 4 to this Registration Statement, filed on April 16, 2000.

(e)(1) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. is incorporated herein by reference to Exhibit (e)(1) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(e)(2) Participation Agreement between the Registrant and PADCO Financial Services, Inc. is herein incorporated by reference to Pre-Effective Amendment No. 1 as filed on October 14, 1998.

(e)(3) Investor Service Agreement and Plan are incorporated herein by reference to Exhibit (e)(3) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(e)(4) Amendments to Investor Services Agreement and Plan between Registrant and PADCO Service Company, Inc. dated February 25, 2000 are incorporated herein by reference to Exhibit (e)(4) of the Post-Effective Amendment No. 4 to this Registration Statement, filed on April 16, 2000.

(f)         Not Applicable.

(g) Custodian Agreement between the Registrant and Star Bank, N.A. is herein incorporated by reference to Pre-Effective Amendment No. 1 as filed on October 14, 1998.

(h)(1) Service Agreement between the Registrant and PADCO Service Company, Inc. is incorporated herein by reference to Exhibit (h)(1) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(h)(2) Accounting Services Agreement between the Registrant and PADCO Service Company, Inc. is incorporated herein by reference to Exhibit (h)(2) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(h)(3) Amendment to Service Agreement between the Registrant and PADCO Service Company, Inc. dated February 25, 2000 is incorporated herein by reference to Exhibit (h)(3) of the Post-Effective Amendment No. 4 to this Registration Statement, filed on April 16, 2000.

(h)(4) Amendment to Accounting Services Agreement between the Registrant and PADCO Service Company, Inc. dated February 25, 2000 is incorporated herein by reference to Exhibit (h)(4) of the Post-Effective Amendment No. 4 to this Registration Statement, filed on April 16, 2000.

(i) Legal Opinion of Morgan, Lewis & Bockius LLP is incorporated herein by reference to Exhibit (i) of the Post-Effective Amendment No. 4 to this Registration Statement, filed on April 16, 2000.

(j)         Not Applicable.

(k)         Not Applicable.

(l)         Not Applicable.

(m)         Not Applicable.

(n)         Not Applicable.

(o)         Not Applicable.

(p) Combined Code of Ethics for Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, PADCO Advisors, Inc. d/b/a Rydex Global Advisors, PADCO Advisors II, Inc. d/b/a Rydex Global Advisors, Rydex Distributors, Inc., PADCO Service Company, Inc. is incorporated herein by reference to exhibit (p) of the Post-Effective Amendment No. 3 to this Registration Statement, filed on April 5, 2000.

(q) Powers of Attorney for Albert P. Viragh, Jr., Carl G. Verboncoeur, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (q) of the Post-Effective Amendment No. 4 to this Registration Statement, filed on April 16, 2000.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Not Applicable.

ITEM 25.    INDEMNIFICATION

The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of June 11, 1998 (the"Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

     (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

     (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

     (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

ADVISER
-------
PADCO Advisors II, Inc., d/b/a Rydex Global Advisors, (the"Advisor") is the investment advisor for the Trust. The principal address of the Advisor is 6116 Executive Drive, Rockville, Maryland. The Advisor is an investment adviser registered under the Advisers Act.

The officers and directors of the Advisor, including information as to any other business profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years, are as follows:


       Name                               Position
       ----                               --------
       Albert P. Viragh, Jr.              Chairman and President
       Albert P. Viragh, Jr.              Treasurer
       Amanda C. Viragh                   Secretary
       Amanda C. Viragh                   Assistant Treasurer


ITEM 27.    PRINCIPAL UNDERWRITERS

(a) Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.) serves as the principal underwriter for shares of the Registrant, Advisor Class Shares and International Funds Shares of Rydex Series Funds, and shares of Rydex Dynamic Funds.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH           POSITIONS AND OFFICES
BUSINESS ADDRESS*         UNDERWRITER                          WITH REGISTRANT
------------------        --------------------------           ---------------------
Albert P. Viragh, Jr.     Chairman of the Board of Directors,  Chairman of the Board
                          President and Treasurer              of Trustees and President

Amanda C. Viragh          Director                             None

Carl G. Verboncoeur       Vice President                       Vice President

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 6116 Executive Boulevard, Rockville, Maryland 20852.

ITEM 29.    MANAGEMENT SERVICES

Not Applicable.

ITEM 30.    UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 5 to the Registration Statement (File No. 811-08821) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, State of Maryland on this 20th day of June, 2000.

                                        Rydex Variable Trust

                                        By: /s/Albert P. Viragh, Jr.
                                           -------------------------
                                            Albert P. Viragh, Jr.,
                                            President

           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signature                    Title                                Date
---------                    -----                                ----

/s/Albert P. Viragh, Jr.     Chairman of the Board of Trustees,   June 20, 2000
--------------------------   Principal Executive Officer, and
Albert P. Viragh, Jr.        President


           *                 Member of the Board of Trustees      June 20, 2000
--------------------------
Corey A. Colehour

           *                 Member of the Board of Trustees      June 20, 2000
--------------------------
J. Kenneth Dalton

           *                 Member of the Board of Trustees      June 20, 2000
--------------------------
John O. Demaret

           *                 Member of the Board of Trustees      June 20, 2000
--------------------------
Roger Somers

           *                 Member of the Board of Trustees      June 20, 2000
--------------------------
Patrick T. McCarville

/s/Carl G. Verboncoeur       Vice President and Treasurer         June 20, 2000
--------------------------
Carl G. Verboncoeur

/s/Albert P. Viragh, Jr.
---------------------------------------
Albert P. Viragh, Jr., Attorney in Fact
*Powers of Attorney previously filed

                                  EXHIBIT INDEX

(a)(1) Certificate of Trust of Rydex Variable Trust is incorporated by reference to Exhibit (a) of the Initial Registration Statement, filed on June 17, 1998.

(a)(2) Declaration of Trust of Rydex Variable Trust is incorporated by reference to Exhibit (a) of the Initial Registration Statement, filed on June 17, 1998.

(b) By-Laws are incorporated by reference to Exhibit (b) of the Initial Registration Statement, filed on June 17, 1998.

(c)       Not Applicable.

(d)(1) Investment Advisory Agreement between the Registrant and PADCO Advisors II, Inc. is incorporated herein by reference to Exhibit (d) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(d)(2) Amendment to Investment Advisory Agreement between the Registrant and PADCO Advisors II, Inc. dated February 25, 2000 is incorporated herein by reference to Exhibit (d)(2) of the Post-Effective Amendment No. 4 to this Registration Statement, filed on April 16, 2000.

(e)(1) Distribution Agreement between the Registrant and PADCO Financial Services, Inc. is incorporated herein by reference to Exhibit (e)(1) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(e)(2) Participation Agreement between the Registrant and PADCO Financial Services, Inc. is herein incorporated by reference to Pre-Effective Amendment No. 1 as filed on October 14, 1998.

(e)(3) Investor Service Agreement and Plan are incorporated herein by reference to Exhibit (e)(3) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(e)(4) Amendments to Investor Services Agreement and Plan between Registrant and PADCO Service Company, Inc. dated February 25, 2000 are incorporated herein by reference to Exhibit (e)(4) of the Post-Effective Amendment No. 4 to this Registration Statement, filed on April 16, 2000.

(f)       Not Applicable.

(g) Custodian Agreement between the Registrant and Star Bank, N.A. is herein incorporated by reference to Pre-Effective Amendment No. 1 as filed on October 14, 1998.

(h)(1) Service Agreement between the Registrant and PADCO Service Company, Inc. is incorporated herein by reference to Exhibit (h)(1) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(h)(2) Accounting Services Agreement between the Registrant and PADCO Service Company, Inc. is incorporated herein by reference to Exhibit (h)(2) of the Post-Effective Amendment No. 1 to this Registration Statement, filed on April 16, 1999.

(h)(3) Amendment to Service Agreement between the Registrant and PADCO Service Company, Inc. dated February 25, 2000 is incorporated herein by reference to Exhibit (h)(3) of the Post-Effective Amendment No. 4 to this Registration Statement, filed on April 16, 2000.

(h)(4) Amendment to Accounting Services Agreement between the Registrant and PADCO Service Company, Inc. dated February 25, 2000 is incorporated herein by reference to Exhibit (h)(4) of the Post-Effective Amendment No. 4 to this Registration Statement, filed on April 16, 2000.

(i) Legal Opinion of Morgan, Lewis & Bockius LLP is incorporated herein by reference to Exhibit (i) of the Post-Effective Amendment No. 4 to this Registration Statement, filed on April 16, 2000.

(j)       Not Applicable.

(k)       Not Applicable.

(l)       Not Applicable.

(m)       Not Applicable.

(n)       Not Applicable.

(o)       Not Applicable.

(p) Combined Code of Ethics for Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, PADCO Advisors, Inc. d/b/a Rydex Global Advisors, PADCO Advisors II, Inc. d/b/a Rydex Global Advisors, Rydex Distributors, Inc., PADCO Service Company, Inc. is incorporated herein by reference to exhibit (p) of the Post-Effective Amendment No. 3 to this Registration Statement, filed on April 5, 2000.

(q) Powers of Attorney for Albert P. Viragh, Jr., Carl G. Verboncoeur, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (q) of the Post-Effective Amendment No. 4 to this Registration Statement, filed on April 16, 2000.